CAPITAL STOCK (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Equity [Abstract]
Schedule of minimum pre-transaction price per share

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances
(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro
(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

Schedule of debt and/or equity financings

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

Schedule of management and consultants performance stock plan

	MCPP	MCPP Remaining
	Shares	Shares
Name	Issued	Authorized
Albert Mitrani	80,000,000	137,500,000
Ian Bothwell	80,000,000	167,500,000
Dr. Maria Mitrani	80,000,000	167,500,000
Dr. George Shapiro	69,500,000	100,000,000
Dr. Allen Meglin	-	5,000,000
Michael Carbonara	-	5,000,000
Consultants	33,000,000	-
Total	342,500,000	582,500,000

	MCPP	MCPP Remaining
	Shares	Shares
Name	Issued	Authorized
Albert Mitrani	80,000,000	137,500,000
Ian Bothwell	80,000,000	167,500,000
Dr. Maria Mitrani	80,000,000	167,500,000
Dr. George Shapiro	69,500,000	100,000,000
Dr. Allen Meglin	-	5,000,000
Michael Carbonara	-	5,000,000
Consultants	33,000,000	-
Total	342,500,000	582,500,000

Schedule of unvested equity instruments outstanding

	Number of Nonvested Shares	Weighted- Average Grant Date Value
Outstanding at October 31, 2020	1,111,111	$0.029
Non-Vested Shares Granted	83,400,000	$0.062
Vested	666,666	$0.029
Expired/Forfeited	-	$-
Outstanding at October 31, 2021	83,844,445	$0.062

	Number of Nonvested Shares	Weighted- Average Grant Date Value
Outstanding at October 31, 2019	1,777,777	$0.029
Non-Vested Shares Granted	-	$-
Vested	666,666	$0.029
Expired/Forfeited	-	$-
Outstanding at October 31, 2020	1,111,111	$0.029

Schedule of Non vested Share Activity

	Number of Nonvested Shares	Weighted- Average Grant Date Fair Value
Outstanding at October 31, 2021	83,844,445	$0.062
Non-Vested Shares Granted	25,900,000	$0.034
Vested	(3,601,979)	$0.049
Expired/Forfeited	-	$-
Outstanding at July 31, 2022	106,142,466	$0.055

	Number of Nonvested Shares	Weighted- Average Grant Date Fair Value
Outstanding at October 31, 2020	1,111,111	$0.029
Non-Vested Shares Granted	-	$-
Vested	(499,998)	$0.029
Expired/Forfeited	-	$-
Outstanding at July 31, 2021	611,113	$0.029